Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current - Federal
Current - State	3,004
Deferred - Federal
Deferred - State
Income Tax Provision/(Benefit)	3,004
Pro Forma [Member]
Current - Federal
Current - State	3,004
Deferred - Federal		246,793
Deferred - State		23,842
Income Tax Provision/(Benefit)	$ 3,004	$ 270,635